Long-Term Investments (Tables)	12 Months Ended
Mar. 31, 2024
Long-Term Investments [Abstract]
Schedule of Long-Term Investments	As of March 31, 2024 and 2023, long-term investments consisted of the following:
	As of March 31,
	2024	2023
Investment in a partnership	$256,420	$256,420
Investment in cost-method investees	1,747,784	-
	$2,004,204	$256,420